Angel Oak Strategic Credit Fund
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 17.83%
Automobile ― 6.08%
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	$100,000	$92,295
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	954,355
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	500,000	449,786
CAL Receivables LLC, Series 2022-1, Class B, 9.670% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	600,000	591,106
Carvana Auto Receivables Trust, Series 2022-P3, Class D, 6.490%, 9/10/2029	453,000	433,477
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)	500,000	488,103
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	265,000	253,946
Lendbuzz Securitization Trust, Series 2023-3A, Class B, 9.170%, 4/16/2029 (a)	251,000	251,147
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.650%, 3/25/2030 (a)	265,922	243,866
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	226,942
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	100,000	97,433
United Auto Credit Securitization Trust, Series 2022-2, Class D, 6.840%, 1/10/2028 (a)	1,000,000	982,057
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	67,978	66,446
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	1,450,000	341,434
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	200,000	199,365
		5,671,758
Consumer ― 10.98%
ACHV ABS TRUST, Series 2023-3PL, Class D, 8.360%, 8/19/2030 (a)	250,000	250,947
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	300,000	210,454
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	328,207	329,987
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	100,000	90,117
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	400,000	390,406
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	17,660	42,232
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	100,000	35,336
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	900,000	720,413
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	250,000	248,150
Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033 (a)	560,000	550,498
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	249,897	221,406
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	199,989	164,017
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	262,695
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	99,987	84,071
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)	499,951	494,866
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	499,981	504,515
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	399,944	405,038
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	399,920	406,760
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	300,000	299,167
Purchasing Power Funding, Series 2021-A, Class D, 4.370%, 10/15/2025 (a)	500,000	500,195
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	500,000	451,034
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	1,000,000	1,009,194
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)	200,000	60,450
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	100,000	25,799
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	484,206	470,932
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	500,000	457,368
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	200,000	131,718
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	500,000	448,263
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	500,000	497,129
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	500,000	474,462
		10,237,619
Credit Card ― 0.19%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	173,149

Solar ― 0.58%
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	500,000	463,390
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(c)	56,635	52,707
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	23,905	19,630
		535,727
TOTAL ASSET-BACKED SECURITIES (Cost ― $17,915,734)		$16,618,253

Collateralized Loan Obligations ― 5.26%
Allegro CLO Ltd., Series 2018-1X, Class D, 8.505% (TSFR3M + 3.112%), 6/13/2031 (b)(d)	500,000	467,388
Atlas Senior Loan Fund Ltd., Series 2023-21A, Class D2, 12.826% (TSFR3M + 7.500%), 7/20/2035 (a)(b)	600,000	607,871
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(e)	1,000,000	520,000
Carlyle US CLO Ltd., Series 2017-4A, Class C, 8.455% (TSFR3M + 3.062%), 1/15/2030 (a)(b)	500,000	471,809
Ivy Hill Middle Market Credit Fund Ltd., Series 9A, Class DRR, 9.362% (TSFR3M + 3.950%), 4/23/2034 (a)(b)	500,000	462,649
LCM Ltd., Series 23A, Class CR, 8.977% (TSFR3M + 3.562%), 10/20/2029 (a)(b)	500,000	445,790
Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 10.794% (TSFR3M + 5.400%), 4/15/2031 (a)(b)	1,000,000	1,002,660
PPM CLO Ltd., Series 2022-6A, Class D, 11.466% (TSFR3M + 6.050%), 1/20/2031 (a)(b)	500,000	501,850
THL Credit Wind River CLO Ltd., Series 2018-1A, Class E, 11.155% (TSFR3M + 5.762%), 7/15/2030 (a)(b)	500,000	427,528
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $4,919,946)		$4,907,545

Commercial Mortgage-Backed Securities ― 1.48%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 20.215% (TSFR1M + 14.900%), 11/15/2023 (a)(b)	214,327	212,932
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.557% (TSFR1M + 4.222%), 7/15/2031 (a)(b)	311,000	25,806
Med Trust, Series 2021-MDLN, Class G, 10.698% (TSFR1M + 5.364%), 11/15/2038 (a)(b)	995,224	936,683
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.929% (TSFR1M + 7.614%), 2/6/2024 (a)(b)	180,096	177,720
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 13.435% (TSFR1M + 8.120%), 3/1/2024 (a)(b)	50,000	27,508
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,680,871)		$1,380,649

Commercial Mortgage-Backed Securities-U.S. Government Agency ― 0.13%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.931% (SOFR30A + 2.614%), 11/25/2024 (a)(b)	129,217	123,818
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $128,551)		$123,818

Common Stocks ― 0.37%	Shares
Financial ― 0.37%
Essent Group Ltd.	4,400	207,856
NMI Holdings, Inc. (f)	5,000	136,750
TOTAL COMMON STOCKS (Cost ― $299,270)		$344,606
	Principal
Corporate Obligations ― 5.30%	Amount
Communications ― 0.41%
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	$600,000	378,978

Consumer, Cyclical ― 0.45%
Carnival Corp., 6.000%, 5/1/2029 (a)	500,000	422,872

Consumer, Non-cyclical ― 0.46%
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	430,515

Energy ― 1.21%
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	400,000	398,800
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	448,600
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	300,000	285,503
		1,132,903
Financial ― 2.37%
Freedom Mortgage Corp., 6.625%, 1/15/2027 (a)	500,000	432,664
OneMain Finance Corp., 7.125%, 3/15/2026	800,000	777,917
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	500,000	407,764
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	700,000	590,723
		2,209,068
Industrial ― 0.40%
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	450,000	368,251
TOTAL CORPORATE OBLIGATIONS (Cost ― $4,984,124)		$4,942,587

Residential Mortgage-Backed Securities ― 63.85%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.044%, 12/25/2046 (e)(g)	823,250	5,538
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (h)	312,128	86,479
Bellemeade Re Ltd., Series 2020-4A, Class B1, 10.439% (TSFR1M + 5.114%), 6/25/2030 (a)(b)	250,000	251,354
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.021% (SOFR30A + 6.700%), 10/25/2033 (a)(b)	400,000	400,497
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(h)(i)	481,839	460,319
COLT Mortgage Loan Trust, Series 2021-1, Class M1, 2.287%, 6/25/2066 (a)(e)(i)	1,500,000	974,871
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	770,000	570,741
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.000%, 2/25/2035 (e)(g)	1,609,711	16
Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, 2.964%, 7/25/2057 (a)(e)	1,475,342	268,400
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(e)(i)	1,215,000	731,445
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class B1, 4.639%, 1/25/2067 (a)(e)	2,000,000	1,630,756
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class B2, 4.639%, 1/25/2067 (a)(e)	2,000,000	1,570,306
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 5/25/2067 (a)(e)	1,000,000	795,553
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(h)(i)	899,133	818,730
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.000%, 11/19/2044 (e)(g)	335,070	204
Eagle Re Ltd., Series 2023-1, Class M2, 10.521% (SOFR30A + 5.200%), 9/26/2033 (a)(b)	500,000	506,459
Eagle RE Ltd., Series 2021-2, Class M2, 9.571% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	2,250,000	2,282,560
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(e)(i)	2,410,000	1,554,843
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(e)	2,000,000	1,041,148
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(e)(i)	1,500,000	1,220,241
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036 (h)	40,159	16,677
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)	123,842	35,893
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.424%, 10/25/2050 (a)(e)	1,662,904	585,114
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.774%, 5/25/2051 (a)(e)	994,430	300,781
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/2060 (a)(e)	2,408,000	1,965,718
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.487%, 9/27/2060 (a)(e)	2,975,000	2,750,985
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/2026 (a)	385,060	327,061
Home RE Ltd., Series 2021-1, Class B1, 9.085% (SOFR30A + 3.764%), 7/25/2033 (a)(b)	2,300,000	2,292,129
Home RE Ltd., Series 2021-2, Class B1, 9.471% (SOFR30A + 4.150%), 1/25/2034 (a)(b)	760,000	726,726
Home RE Ltd., Series 2022-1, Class M1C, 10.821% (SOFR30A + 5.500%), 10/25/2034 (a)(b)(i)	2,000,000	2,090,160
Home RE Ltd., Series 2023-1, Class M2, 11.321% (SOFR30A + 6.000%), 10/25/2033 (a)(b)	2,000,000	2,010,358
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 9.171% (SOFR30A + 3.850%), 3/25/2051 (a)(b)	46,565	42,650
JP Morgan Chase Bank, Series 2021-CL1, Class B, 12.221% (SOFR30A + 6.900%), 3/25/2051 (a)(b)	75,000	73,211
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 11.039% (TSFR1M + 5.714%), 10/25/2057 (a)(b)	145,088	149,347
JP Morgan Mortgage Trust, Series 2022-6, Class B6, 3.065%, 11/25/2052 (a)(e)	1,265,736	322,344
JP Morgan Mortgage Trust, Series 2022-6, Class B4, 3.304%, 11/25/2052 (a)(e)	3,030,175	1,166,627
JP Morgan Mortgage Trust, Series 2022-6, Class B5, 3.304%, 11/25/2052 (a)(e)	1,265,000	410,767
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.275%, 12/26/2053 (a)(e)	532,996	405,323
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 6.275%, 12/26/2053 (a)(e)	330,000	158,828
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.275%, 12/26/2053 (a)(e)	411,000	238,200
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/4/2039 (a)	850,000	726,937
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.404%, 9/25/2059 (a)(e)	167,073	88,727
Oaktown Re Ltd., Series 2021-1A, Class M2, 9.271% (SOFR30A + 3.950%), 10/25/2033 (a)(b)	1,080,608	1,107,195
Oaktown Re Ltd., Series 2021-2, Class M2, 9.021% (SOFR30A + 3.700%), 4/25/2034 (a)(b)	1,500,000	1,438,076
Oaktown Re Ltd., Series 2021-2, Class B1, 9.721% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	1,500,000	1,392,467
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(h)	2,000,000	1,920,312
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	1,400,000	1,220,997
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (a)	500,000	398,732
PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027 (a)(h)	1,845,783	1,828,095
Radnor RE Ltd., Series 2021-2, Class M2, 10.321% (SOFR30A + 5.000%), 11/25/2031 (a)(b)	2,000,000	2,048,478
Radnor RE Ltd., Series 2021-2, Class B1, 11.321% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	1,000,000	1,045,968
Radnor RE Ltd., Series 2022-1, Class M1B, 12.071% (SOFR30A + 6.750%), 9/25/2032 (a)(b)	1,000,000	1,074,369
Radnor RE Ltd., Series 2022-1, Class M2, 13.821% (SOFR30A + 8.500%), 9/25/2032 (a)(b)	1,000,000	1,120,083
Radnor RE Ltd., Series 2023-1, Class M2, 11.171% (SOFR30A + 5.850%), 7/25/2033 (a)(b)	1,000,000	1,008,898
Radnor RE Ltd., Series 2023-1, Class B1, 12.571% (SOFR30A + 7.250%), 7/25/2033 (a)(b)	1,125,000	1,132,459
Radnor RE Ltd., Series 2021-1, Class M1C, 8.021% (SOFR30A + 2.700%), 12/27/2033 (a)(b)	2,000,000	2,014,350
Saluda Grade Alternative Mortgage Trust, Series 2022-INV1, Class A3, 4.653%, 4/25/2067 (a)(e)	956,396	841,557
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class B, 7.712%, 8/25/2053	983,386	987,577
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (e)	1,800,000	1,647,412
Triangle Re Ltd., Series 2021-3, Class M2, 9.071% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	1,600,000	1,599,899
Triangle Re Ltd., Series 2021-3, Class B1, 10.271% (SOFR30A + 4.950%), 2/25/2034 (a)(b)	500,000	494,056
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(e)	450,000	255,990
Verus Securitization Trust, Series 2022-7, Class M1, 5.375%, 7/25/2067 (a)(e)	750,000	628,817
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.685% (SOFR30A + 5.364%), 11/25/2025 (a)(b)	10,881	7,853
Western Mortgage Reference Notes, Series 2021-CL2, Class M3, 9.421% (SOFR30A + 4.100%), 7/25/2059 (a)(b)	1,462,145	1,470,145
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.821% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	426,315	415,664
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.821% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	400,000	397,368
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $62,555,533)		$59,551,840

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 7.66%
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 8.421% (SOFR30A + 3.100%), 10/25/2041 (a)(b)	700,000	703,937
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.321% (SOFR30A + 5.000%), 8/25/2033 (a)(b)	1,750,000	1,674,332
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.571% (SOFR30A + 5.250%), 3/25/2042 (a)(b)	1,000,000	1,056,631
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class B2, 16.321% (SOFR30A + 11.000%), 3/25/2042 (a)(b)	1,000,000	1,110,083
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M2, 10.671% (SOFR30A + 5.350%), 8/25/2042 (a)(b)	500,000	532,540
Federal Home Loan Mortgage Corp., Series 2023-HQA2, Class M1B, 8.671% (SOFR30A + 3.350%), 6/25/2043 (a)(b)	1,500,000	1,537,545
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.159%, 8/25/2048 (a)(e)	30,989	21,564
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class B2, 10.685% (SOFR30A + 5.364%), 1/25/2050 (a)(b)	500,000	510,000
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $6,624,642)		$7,146,632

Short-Term Investments ― 2.76%	Shares
Money Market Funds ― 2.76%
First American Government Obligations Fund, Class U, 5.294% (j)	2,575,550	2,575,550
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,575,550)		$2,575,550
TOTAL INVESTMENTS ― 104.64% (Cost ― $101,684,221)		$97,591,480
Liabilities in Excess of Other Assets ― (4.64%)		(4,326,160)
NET ASSETS ― 100.00%		$93,265,320

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $90,212,746 or 96.73% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(c)	Principal only security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2023, the value of securities pledged amounted to $467,338 or 0.50% of net assets.

(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(f)	Non-income producing security.
(g)	Interest only security.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2023.
(i)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2023, the value of securities pledged amounted to $7,363,511.
(j)	Rate disclosed is the seven day yield as of October 31, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

5 Year ERIS Aged Standard Swap Future	June 2024	(1)	($96,462)	$186

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Goldman Sachs & Co.	7.691%	10/11/2023	11/9/2023	$1,029,942	$1,023,600
Goldman Sachs & Co.	6.785%	10/18/2023	11/17/2023	303,795	302,087
Goldman Sachs & Co.	7.285%	10/18/2023	11/17/2023	1,266,774	1,259,130
Goldman Sachs & Co.	7.585%	10/18/2023	11/17/2023	1,526,266	1,516,680
Total					$4,101,497

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), and corporate obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$16,618,253	$–	$16,618,253
Collateralized Loan Obligations	–	4,907,545	–	4,907,545
Commercial Mortgage-Backed Securities	–	1,380,649	–	1,380,649
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	123,818	–	123,818
Common Stocks	344,606	–	–	344,606
Corporate Obligations	–	4,942,587	–	4,942,587
Residential Mortgage-Backed Securities	–	59,551,840	–	59,551,840
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	7,146,632	–	7,146,632
Short-Term Investments	2,575,550	–	–	2,575,550
Total	$2,920,156	$94,671,324	$–	$97,591,480
Other Financial Instruments
Assets
Futures Contracts*	$186	$–	$–	$186
Liabilities
Reverse Repurchase Agreements	–	($4,101,497)	–	($4,101,497)
Total	$186	($4,101,497)	$–	($4,101,311)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Residential Mortgage-Backed Securities	$–	$4,101,497	$–	$–	$4,101,497
Total	$–	$4,101,497	$–	$–	$4,101,497

The average monthly notional value of short futures contracts during the period ended October 31, 2023, was ($100,003).